UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG Funds

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022 – April 30, 2023

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds April 30, 2023

AMG GW&K Core Bond ESG Fund

Class N: MBGVX	Class I: MBDFX	Class Z: MBDLX

AMG GW&K Emerging Markets Equity Fund

Class N: TLEVX	Class I: TLESX	Class Z: TLEIX

AMG GW&K Emerging Wealth Equity Fund

Class N: TYWVX	Class I: TYWSX	Class Z: TYWIX

AMG GW&K Small/Mid Cap Growth Fund

Class N: ACWDX	Class I: ACWIX	Class Z: ACWZX

amgfunds.com	043023 SAR069

AMG Funds Semi-Annual Report — April 30, 2023 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K Core Bond ESG Fund	6

AMG GW&K Emerging Markets Equity Fund	10

AMG GW&K Emerging Wealth Equity Fund	14

AMG GW&K Small/Mid Cap Growth Fund	18

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	22

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	24

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	25

Detail of changes in assets for the past two fiscal periods

Financial Highlights	27

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	39

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	47

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2023	Expense Ratio for the Period	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Expenses Paid During the Period*
AMG GW&K Core Bond ESG Fund

Based on Actual Fund Return
Class N	0.88%	$1,000	$1,074	$4.52
Class I	0.55%	$1,000	$1,075	$2.83
Class Z	0.48%	$1,000	$1,076	$2.47

Based on Hypothetical 5% Annual Return
Class N	0.88%	$1,000	$1,020	$4.41
Class I	0.55%	$1,000	$1,022	$2.76
Class Z	0.48%	$1,000	$1,022	$2.41

AMG GW&K Emerging Markets Equity Fund

Based on Actual Fund Return
Class N	1.27%	$1,000	$1,244	$7.07
Class I	0.97%	$1,000	$1,247	$5.40
Class Z	0.87%	$1,000	$1,247	$4.85

Based on Hypothetical 5% Annual Return
Class N	1.27%	$1,000	$1,019	$6.36
Class I	0.97%	$1,000	$1,020	$4.86
Class Z	0.87%	$1,000	$1,020	$4.36

AMG GW&K Emerging Wealth Equity Fund

Based on Actual Fund Return
Class N	1.30%	$1,000	$1,311	$7.45
Class I	1.00%	$1,000	$1,312	$5.73
Class Z	0.90%	$1,000	$1,313	$5.16

Based on Hypothetical 5% Annual Return
Class N	1.30%	$1,000	$1,018	$6.51
Class I	1.00%	$1,000	$1,020	$5.01
Class Z	0.90%	$1,000	$1,020	$4.51

Six Months Ended April 30, 2023	Expense Ratio for the Period	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Expenses Paid During the Period*
AMG GW&K Small/Mid Cap Growth Fund

Based on Actual Fund Return
Class N	1.01%	$1,000	$1,045	$5.12
Class I	0.87%	$1,000	$1,046	$4.41
Class Z	0.82%	$1,000	$1,046	$4.16

Based on Hypothetical 5% Annual Return
Class N	1.01%	$1,000	$1,020	$5.06
Class I	0.87%	$1,000	$1,020	$4.36
Class Z	0.82%	$1,000	$1,021	$4.11

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited) Periods ended April 30, 2023

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2023.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K Core Bond ESG Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16

Class N	7.36%	(1.05%)	0.67%	—	0.64%	05/08/15
Class I	7.54%	(0.74%)	1.00%	1.01%	4.95%	04/30/93
Class Z	7.57%	(0.56%)	1.08%	—	1.05%	05/08/15
Bloomberg U.S. Aggregate Bond Index[32]	6.91%	(0.43%)	1.18%	1.32%	4.51%	04/30/93	†
AMG GW&K Emerging Markets Equity Fund2, 10, 11, 12, 17, 18, 19, 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30

Class N	24.41%	3.20%	(1.01%)	1.30%	0.65%	03/01/12
Class I	24.70%	3.77%	(0.68%)	1.66%	0.35%	03/01/11
Class Z	24.74%	3.69%	(0.61%)	1.76%	0.45%	03/01/11
MSCI Emerging Markets Index[33]	16.36%	(6.51%)	(1.05%)	1.80%	1.38%	03/01/11	†
AMG GW&K Emerging Wealth Equity Fund2, 10, 11, 12, 17, 18, 19, 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30

Class N	31.05%	9.75%	(0.47%)	—	3.61%	03/19/15
Class I	31.19%	10.01%	(0.20%)	—	3.88%	03/19/15
Class Z	31.34%	10.11%	(0.09%)	—	3.99%	03/19/15
MSCI Emerging Markets Index[33]	16.36%	(6.51%)	(1.05%)	1.80%	2.58%	03/19/15†
AMG GW&K Small/Mid Cap Growth Fund[2,10,11,12,23,29,30,31]

Class N	4.46%	1.07%	8.62%	8.93%	9.69%	11/03/10
Class I	4.56%	1.24%	8.80%	9.15%	8.44%	06/01/11
Class Z	4.56%	1.24%	—	—	(11.14%)	08/31/21
Russell 2500® Growth Index[34]	1.88%	(0.07%)	6.69%	9.87%	10.90%	11/03/10	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

† Date reflects the inception date of the Fund, not the index.

* Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2023. All returns are in U.S. Dollars ($).

[2]	From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]  Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

[4]  The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

[5]  The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

[6]  Because applying the Fund’s environmental, social, and governance (“ESG”) investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.

[7]  During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

[8]  Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. Recently, inflation levels have been at their highest point in nearly 40 years, and the Federal Reserve has begun an aggressive campaign to raise certain benchmark interest rates in an effort to combat inflation. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Fund Performance Periods ended April 30, 2023 (continued)

[9]  Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

[10] The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[11] Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[12] Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 pandemic, or in response to events that affect particular industries or companies.

[13] Factors unique to the municipal bond market may negatively affect the value of municipal bonds.

[14] A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

[15] The Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

[16] Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

[17] The counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

[18] Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars and exposure to

   non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar.

[19] The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[20] Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

[21] Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

[22] To the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

   Greater China. The Fund is particularly susceptible to risks in the Greater China region, which consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries. Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. U.S. or foreign government restrictions or intervention could negatively affect the implementation of the Fund’s investment strategies, for example by precluding the Fund from making certain investments or causing the Fund to sell investments at disadvantageous times. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy may be adversely impacted by a slowdown in export growth. The Fund may gain investment exposure to certain Chinese companies through variable interest entity (“VIE”) structures. A VIE structure enables foreign investors, such as the Fund, to obtain investment exposure to a Chinese company in situations in which the Chinese government has limited or prohibited non-Chinese ownership of such company. A VIE does not have equity ownership in its corresponding China-based company but has claims to the China-based company’s profits and control of its assets through contractual arrangements. VIEs are a common industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. If the Chinese government takes action adversely affecting VIEs, the market value of the Fund’s associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent consequences, which could result in substantial investment losses.

[23] The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

[24] The prices of stocks purchased in initial public offerings (“IPOs”) can be very volatile and tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. The effect of IPOs on the Fund’s performance depends on a variety of factors.

[25] The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

[26] Borrowing and some derivative investments such as futures, forward commitment transactions and swaps may magnify smaller adverse market movements into relatively larger losses.

[27] An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.

[28] Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

[29] Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Fund Performance Periods ended April 30, 2023 (continued)

[30] The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[31] As of March 19, 2021, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to March 19, 2021, the Fund was known as the AMG Managers LMCG Small Cap Growth Fund and had different principal investment strategies and corresponding risks. Effective March 19, 2021, the Fund changed its name to AMG GW&K Small Cap Fund II. Effective May 21, 2021, the Fund changed its name to AMG GW&K Small/Mid Cap Growth Fund and made changes to its principal investment strategies. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous Subadvisor, LMCG Investments, LLC. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[32] The Bloomberg U.S. Aggregate Bond Index is an index

   of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[33] The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Please go to msci.com for the most current list of countries represented by the index. Unlike the Fund, the MSCI Emerging Markets Index is unmanaged, is not available for investment and does not incur expenses.

[34] The Russell 2500® Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2500® Growth Index is unmanaged, is not available for investment and does not incur expenses.

“Bloomberg” and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services

Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The Russell Indices are a trademark of London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG GW&K Core Bond ESG Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN
Category	% of Net Assets

U.S. Government and Agency Obligations	50.1

Corporate Bonds and Notes	39.1

Municipal Bonds	7.9

Foreign Government Obligations	0.9

Short-Term Investments	2.5

Other Assets, less Liabilities	(0.5)

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	51.1

Aaa/AAA	4.0

Aa/AA	11.7

A	11.9

Baa/BBB	21.3

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

U.S. Treasury Bonds, 2.250%, 05/15/41	3.9

U.S. Treasury Bonds, 3.500%, 02/15/39	2.6

FHLMC, 3.500%, 10/01/45	2.4

Verizon Communications, Inc., 3.875%, 02/08/29	2.1

California State General Obligation, School Improvements, 7.550% , 04/01/39	2.1

FNMA, 3.500%, 02/01/47	2.0

FHLMC, 3.000%, 11/01/49	2.0

U.S. Treasury Bonds, 1.875%, 02/15/51	1.9

FNMA, 4.500%, 06/01/41	1.7

FHLMC, 2.500%, 10/01/34	1.6

Top Ten as a Group	22.3

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB- or higher. Below investment grade ratings are credit ratings of BB+ or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Principal Amount	Value

Corporate Bonds and Notes - 39.1%

Financials - 13.9%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 1.650%, 10/29/24	$1,650,000	$1,542,831

Aircastle, Ltd. (Bermuda) 4.250%, 06/15/26	1,562,000	1,484,633

American Express Co.

(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	973,000	817,494

American Tower Corp. 3.600%, 01/15/28	1,680,000	1,591,408

Bank of America Corp.

MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[1,3]	1,600,000	1,375,726

The Bank of New York Mellon Corp.

MTN, 2.450%, 08/17/26	937,000	876,751

Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	460,000	447,925

Citigroup, Inc.

(3.980% to 03/20/29 then 3 month SOFR + 1.600%), 3.980%, 03/20/30[1,3]	1,677,000	1,573,332

Crown Castle, Inc. 4.000%, 03/01/27	1,800,000	1,755,115

The Goldman Sachs Group, Inc. 3.500%, 11/16/26	2,526,000	2,409,536

JPMorgan Chase & Co.

(1.470% to 09/22/26 then SOFR + 0.765%), 1.470%, 09/22/27[1,3]	2,452,000	2,183,394

MetLife, Inc.

Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3]	1,409,000	1,310,370

Morgan Stanley

(4.431% to 01/23/29 then 3 month LIBOR + 1.628%), 4.431%, 01/23/30[1,3]	1,624,000	1,569,047

Wells Fargo & Co.

MTN, (5.013% to 04/04/50 then SOFR + 4.502%), 5.013%, 04/04/51[1,3]	1,411,000	1,335,217

Total Financials		20,272,779

Industrials - 23.6%

Air Products and Chemicals, Inc. 4.800%, 03/03/33	1,030,000	1,073,821

Alcoa Nederland Holding, B.V. (Netherlands) 4.125%, 03/31/29[4,5]	1,275,000	1,157,808

Amazon.com, Inc. 4.600%, 12/01/25	1,455,000	1,470,085

Ashtead Capital, Inc. 1.500%, 08/12/26[4]	1,786,000	1,578,754

	Principal Amount	Value

AT&T, Inc. 4.300%, 12/15/42	$1,710,000	$1,477,570

Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, 01/15/29	2,000,000	1,678,219

Comcast Corp. 4.650%, 02/15/33[5]	1,115,000	1,128,707

CommonSpirit Health 3.347%, 10/01/29	1,737,000	1,570,206

Dell International LLC/EMC Corp. 6.200%, 07/15/30	1,512,000	1,597,556

Discovery Communications LLC 3.950%, 03/20/28	1,616,000	1,513,709

Eastman Chemical Co. 5.750%, 03/08/33	1,436,000	1,468,066

The Ford Foundation

Series 2020, 2.415%, 06/01/50	2,207,000	1,474,320

HCA, Inc.

4.125%, 06/15/29	842,000	798,296

4.500%, 02/15/27	874,000	858,149

Jacobs Engineering Group, Inc. 5.900%, 03/01/33	1,291,000	1,310,707

Kraft Heinz Foods Co. 3.875%, 05/15/27	1,518,000	1,482,013

Merck & Co., Inc. 1.900%, 12/10/28	1,797,000	1,603,083

Microsoft Corp. 2.525%, 06/01/50	2,090,000	1,482,861

Parker-Hannifin Corp. 3.250%, 06/14/29	1,573,000	1,466,568

PulteGroup, Inc. 5.000%, 01/15/27	761,000	761,726

Smith & Nephew PLC (United Kingdom) 2.032%, 10/14/30	1,010,000	823,490

Sonoco Products Co. 2.850%, 02/01/32[5]	1,852,000	1,572,218

Sysco Corp. 2.400%, 02/15/30	2,209,000	1,924,975

Verizon Communications, Inc. 3.875%, 02/08/29	3,203,000	3,092,757

Total Industrials		34,365,664

Utilities - 1.6%

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	1,974,000	1,547,359

Northern States Power Co. 2.900%, 03/01/50	1,000,000	716,045

Total Utilities		2,263,404

Total Corporate Bonds and Notes
(Cost $63,404,191)		56,901,847

The accompanying notes are an integral part of these financial statements.

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Municipal Bonds - 7.9%

California Health Facilities Financing Authority 4.190%, 06/01/37	$775,000	$735,168

California State General Obligation, School Improvements Build America Bonds, 7.550%, 04/01/39	2,310,000	3,031,838

Commonwealth of Massachusetts, Series B 4.110%, 07/15/31	1,040,000	1,031,791

JobsOhio Beverage System, Series B Build America Bonds, 4.532%, 01/01/35	1,705,000	1,703,102

Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	1,775,000	1,937,525

Massachusetts School Building Authority Series B, 1.753%, 08/15/30	2,017,000	1,720,294

University of California, University & College Improvements Series BD, 3.349%, 07/01/29	1,310,000	1,248,213

Total Municipal Bonds
(Cost $12,382,777)		11,407,931

U.S. Government and Agency Obligations - 50.1%

Fannie Mae - 22.2%
FNMA

2.000%, 02/01/36 to 10/01/50	1,889,099	1,643,505

3.000%, 06/01/38 to 12/01/50	1,482,203	1,384,699

3.500%, 03/01/30 to 07/01/50	11,626,331	11,077,231

4.000%, 03/01/44 to 01/01/51	8,016,228	7,805,803

4.500%, 04/01/39 to 08/01/52	8,352,815	8,369,770

5.000%, 07/01/47 to 02/01/49	1,930,518	1,957,459

Total Fannie Mae		32,238,467

Freddie Mac - 10.6%
FHLMC

2.500%, 10/01/34 to 08/01/50	3,906,879	3,569,980

3.000%, 11/01/49 to 03/01/50	4,132,667	3,780,978

3.500%, 10/01/45	3,665,637	3,470,016

4.000%, 07/01/48 to 09/01/50	1,907,236	1,857,278

4.500%, 05/01/48	285,324	286,341

5.000%, 07/01/44	1,256,307	1,279,398
FHLMC Gold Pool

3.500%, 07/01/32 to 05/01/44	1,209,362	1,170,609

Total Freddie Mac		15,414,600

U.S. Treasury Obligations - 17.3%
U.S. Treasury Bonds 1.875%, 02/15/51	3,958,000	2,708,602

2.250%, 05/15/41	7,080,000	5,645,470

3.125%, 05/15/48	1,998,000	1,785,088

3.500%, 02/15/39	3,777,000	3,753,099

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.

	Principal
	Amount	Value
U.S. Treasury Bonds

5.000%, 05/15/37	$978,000	$1,145,635

6.250%, 08/15/23	2,018,000	2,025,252

6.750%, 08/15/26	1,339,000	1,463,694

U.S. Treasury Notes

2.000%, 06/30/24	1,492,000	1,447,123

2.375%, 05/15/27	1,641,000	1,566,386

3.500%, 02/15/33	2,166,000	2,178,861

3.625%, 03/31/28	1,440,000	1,447,763

Total U.S. Treasury Obligations		25,166,973

Total U.S. Government and Agency Obligations (Cost $80,357,945)		72,820,040

Foreign Government Obligation - 0.9%

The Korea Development Bank (South Korea) 0.500%, 10/27/23
(Cost $1,384,427)	1,385,000	1,356,743

Short-Term Investments - 2.5%

Joint Repurchase Agreements - 1.5%[6]

Bank of America Securities, Inc., dated 04/28/23, due 05/01/23, 4.820% total to be received $1,000,402 (collateralized by various U.S. Government Agency Obligations, 1.500% - 4.000%, 09/20/46 - 06/20/52, totaling $1,020,000)	1,000,000	1,000,000

Jefferies LLC, dated 04/28/23, due 05/01/23, 4.870% total to be received $1,000,406 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.500%, 05/04/23 - 03/11/33, totaling $1,020,002)	1,000,000	1,000,000

RBC Dominion Securities, Inc., dated 04/28/23, due 05/01/23, 4.810% total to be received $286,352 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 05/04/23 - 04/20/53, totaling $291,962)	286,237	286,237

Total Joint Repurchase Agreements		2,286,237

Repurchase Agreements - 1.0%

Fixed Income Clearing Corp. dated 04/28/23, due 05/01/23, 4.650% total to be received $1,443,559 (collateralized by a U.S. Treasury, 5.160%, 07/31/23, totaling $1,471,949)	1,443,000	1,443,000

Total Short-Term Investments (Cost $3,729,237)		3,729,237

Total Investments - 100.5% (Cost $161,258,577)		146,215,798

Other Assets, less Liabilities - (0.5)%		(781,253)

Net Assets - 100.0%		$145,434,545

The accompanying notes are an integral part of these financial statements.

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

[3]

Variable rate security. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of these securities amounted to $2,736,562 or 1.9% of net assets.

[5]

Some of this security, amounting to $3,683,247 or 2.5% of net assets, was out on loan to various borrowers and is collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	—	$56,901,847	—	$56,901,847

Municipal Bonds†	—	11,407,931	—	11,407,931

U.S. Government and Agency Obligations†	—	72,820,040	—	72,820,040

Foreign Government Obligation†	—	1,356,743	—	1,356,743

Short-Term Investments

Joint Repurchase Agreements	—	2,286,237	—	2,286,237

Repurchase Agreements	—	1,443,000	—	1,443,000

Total Investments in Securities	—	$146,215,798	—	$146,215,798

†

All corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligation held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligation by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Emerging Markets Equity Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	26.3

Consumer Discretionary	20.0

Information Technology	19.7

Communication Services	10.9

Consumer Staples	8.7

Industrials	4.7

Energy	4.1

Health Care	2.9

Short-Term Investments	3.3

Other Assets, less Liabilities	(0.6)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	7.9

Samsung Electronics Co., Ltd. (South Korea)	5.0

HDFC Bank, Ltd. (India)	4.3

Housing Development Finance Corp., Ltd. (India)	3.5

Alibaba Group Holding, Ltd. (China)	3.2

Tencent Holdings, Ltd. (China)	3.1

Yum China Holdings, Inc. (China)	2.9

Baidu, Inc., Class A (China)	2.9

Reliance Industries, Ltd. (India)	2.9

Trip.com Group, Ltd., ADR (China)	2.9

Top Ten as a Group	38.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Emerging Markets Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Shares	Value

Common Stocks - 97.3%

Communication Services - 10.9%

Baidu, Inc., Class A (China)*	41,916	$630,916

Kanzhun, Ltd., ADR (China)*	7,400	136,826

Kingsoft Corp., Ltd. (China)	56,000	246,160

Kuaishou Technology (China)*,1	22,300	147,629

MultiChoice Group (South Africa)	26,958	168,726

NetEase, Inc. (China)	13,625	242,558

Tencent Holdings, Ltd. (China)	14,906	662,067

Tencent Music Entertainment Group, ADR (China)*	14,772	109,460

Total Communication Services		2,344,342

Consumer Discretionary - 20.0%

Alibaba Group Holding, Ltd. (China)*	64,228	679,123

Americana Restaurants International PLC (United Arab Emirates)	91,300	97,981

Feng TAY Enterprise Co., Ltd. (Taiwan)	40,355	251,061

H World Group Ltd., ADR (China)*	6,300	295,470

Haidilao International Holding, Ltd. (China)*,1	47,000	114,910

JD.com, Inc., Class A (China)	4,202	74,997

Li Ning Co., Ltd. (China)	56,500	404,066

MakeMyTrip, Ltd. (India)*,2	11,748	275,373

Midea Group Co., Ltd., Class A (China)	11,185	91,804

Pepco Group, N.V. (United Kingdom)*,2	22,030	211,256

Prosus, N.V. (Netherlands)	1,662	124,373

Sands China, Ltd. (Macau)*	107,550	385,182

Shenzhou International Group Holdings, Ltd. (China)[2]	4,560	43,800

Trip.com Group, Ltd., ADR (China)*	17,277	613,506

Yum China Holdings, Inc. (China)	10,367	634,253

Total Consumer Discretionary		4,297,155

Consumer Staples - 8.7%

Angel Yeast Co., Ltd., Class A (China)	14,100	81,550

Bid Corp., Ltd. (South Africa)	16,493	375,347

By-health Co., Ltd., Class A (China)	33,400	115,153

CP All PCL (Thailand)	48,168	91,535

CP All PCL, Foreign Shares (Thailand)	2,400	4,540

Dino Polska, S.A. (Poland)*,1	2,151	219,366

Fomento Economico Mexicano, S.A.B de CV (Mexico)	36,296	353,038

Orion Corp. (South Korea)	2,185	236,888

Vietnam Dairy Products JSC (Vietnam)	23,700	70,849

Wal-Mart de Mexico, S.A.B. de CV (Mexico)	63,173	254,632

	Shares	Value

Wuliangye Yibin Co., Ltd., Class A (China)	3,100	$75,739

Total Consumer Staples		1,878,637

Energy - 4.1%

ADNOC Drilling Co. PJSC (United Arab Emirates)	117,400	137,147

Arabian Drilling Co. (Saudi Arabia)*	2,800	110,337

Reliance Industries, Ltd. (India)	20,988	623,284

Total Energy		870,768

Financials - 26.3%

AIA Group, Ltd. (Hong Kong)	46,968	511,344

Al Rajhi Bank (Saudi Arabia)	4,350	89,784

B3, S.A. - Brasil Bolsa Balcao (Brazil)	35,100	81,983

Banco Bradesco, S.A., ADR (Brazil)	34,583	96,832

Bank Mandiri Persero Tbk PT (Indonesia)	1,496,832	529,130

Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	905,336	315,491

BDO Unibank, Inc. (Philippines)	152,688	397,988

China International Capital Corp., Ltd., Class H (China)[1]	203,200	426,977

Cholamandalam Investment and Finance Co., Ltd. (India)	9,450	101,009

East Money Information Co., Ltd., Class A (China)	58,320	135,909

Grupo Financiero Banorte, S.A.B de CV, Class O (Mexico)	43,142	373,892

HDFC Asset Management Co., Ltd. (India)[1]	4,009	86,658

HDFC Bank, Ltd. (India)	45,040	931,211

HDFC Life Insurance Co., Ltd. (India)[1]	20,200	131,139

Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	4,900	203,433

Housing Development Finance Corp., Ltd. (India)	21,869	745,117

Pagseguro Digital, Ltd., Class A (Brazil)*	4,288	42,194

Ping An Insurance Group Co. of China, Ltd., Class H (China)	32,000	233,457

XP, Inc., Class A (Brazil)*,2	15,606	223,010

Total Financials		5,656,558

Health Care - 2.9%

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	23,400	199,364

CSPC Pharmaceutical Group, Ltd. (China)	113,408	115,483

Fleury, S.A. (Brazil)	44,632	128,676

Jinxin Fertility Group, Ltd. (China)[1]	44,500	29,372

Lepu Medical Technology Beijing Co., Ltd., Class A (China)	24,700	85,308

Syngene International, Ltd. (India)[1]	6,710	55,671

Total Health Care		613,874

The accompanying notes are an integral part of these financial statements.

AMG GW&K Emerging Markets Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 4.7%
Contemporary Amperex Technology Co., Ltd., Class A (China)	5,760	$192,745
Copa Holdings, S.A., Class A (Panama)	3,400	307,088
Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)	18,555	329,923
International Container Terminal Services, Inc. (Philippines)	32,900	129,023
Shenzhen Inovance Technology Co., Ltd., Class A (China)	6,100	54,510
Total Industrials		1,013,289
Information Technology - 19.7%
Advantech Co., Ltd. (Taiwan)	11,727	141,989
Delta Electronics, Inc. (Taiwan)	29,100	285,063
FPT Corp. (Vietnam)	20,000	66,218
Globant SA (Uruguay)*	1,300	203,931
Infosys, Ltd., Sponsored ADR (India)	6,226	96,752
Samsung Electronics Co., Ltd. (South Korea)	21,767	1,071,026
SK Hynix, Inc. (South Korea)	5,834	392,532
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	103,632	1,697,035
Tata Consultancy Services, Ltd. (India)	2,384	94,255
TOTVS, S.A. (Brazil)	37,300	191,144
Total Information Technology		4,239,945
Total Common Stocks (Cost $16,193,733)		20,914,568

	Principal Amount	Value
Short-Term Investments - 3.3%
Joint Repurchase Agreements - 0.8%[3]
Bank of America Securities, Inc., dated 04/28/23, due 05/01/23, 4.820% total to be received $175,987 (collateralized by various U.S. Government Agency Obligations, 1.500% - 4.000%, 09/20/46 - 06/20/52, totaling $179,434)	$175,916	$175,916
Repurchase Agreements - 2.5%
Fixed Income Clearing Corp. dated 04/28/23, due 05/01/23, 4.650% total to be received $537,208 (collateralized by a U.S. Treasury, 5.160%, 07/31/24, totaling $547,746)	537,000	537,000
Total Short-Term Investments (Cost $712,916)		712,916
Total Investments - 100.6% (Cost $16,906,649)		21,627,484
Other Assets, less Liabilities - (0.6)%		(131,470)
Net Assets - 100.0%		$21,496,014

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of these securities amounted to $1,211,722 or 5.6% of net assets.

[2]

Some of these securities, amounting to $646,514 or 3.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR     American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG GW&K Emerging Markets Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Financials	$817,911	$4,838,647	—	$5,656,558

Consumer Discretionary	1,818,602	2,478,553	—	4,297,155

Information Technology	491,827	3,748,118	—	4,239,945

Communication Services	415,012	1,929,330	—	2,344,342

Consumer Staples	983,017	895,620	—	1,878,637

Industrials	637,011	376,278	—	1,013,289

Energy	247,484	623,284	—	870,768

Health Care	128,676	485,198	—	613,874

Short-Term Investments

Joint Repurchase Agreements	—	175,916	—	175,916

Repurchase Agreements	537,000	—	—	537,000

Total Investments in Securities	$6,076,540	$15,550,944	—	$21,627,484

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2023, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2023, was as follows:

Country	% of Long-Term Investments

Brazil	3.6

China	32.9

Hong Kong	3.4

India	15.0

Indonesia	4.0

Macau	1.8

Mexico	6.3

Netherlands	0.6

Panama	1.5

Philippines	2.5

Poland	1.0

Country	% of Long-Term Investments

Saudi Arabia	1.0

South Africa	2.6

South Korea	8.1

Taiwan	11.4

Thailand	0.5

United Arab Emirates	1.1

United Kingdom	1.0

Uruguay	1.0

Vietnam	0.7

100.0

The accompanying notes are an integral part of these financial statements.

AMG GW&K Emerging Wealth Equity Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Consumer Discretionary	32.6

Financials	24.0

Information Technology	13.3

Consumer Staples	10.0

Communication Services	8.9

Health Care	4.3

Industrials	2.4

Materials	1.8

Short-Term Investments	2.5

Other Assets, less Liabilities	0.2

TOP TEN HOLDINGS

Security Name	% of Net Assets

Sands China, Ltd. (Macau)	6.4

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4.9

AIA Group, Ltd. (Hong Kong)	4.6

HDFC Bank, Ltd., ADR (India)	4.3

Tencent Holdings, Ltd. (China)	4.3

Kotak Mahindra Bank, Ltd. (India)	4.2

Infineon Technologies AG (Germany)	4.2

Trip.com Group, Ltd. (China)	4.1

Yum China Holdings, Inc. (China)	3.9

China International Capital Corp., Ltd., Class H (China)	3.9

Top Ten as a Group	44.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Emerging Wealth Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Shares	Value

Common Stocks - 97.3%

Communication Services - 8.9%

Baidu, Inc., Class A (China)*	187,800	$2,826,749

Tencent Holdings, Ltd. (China)	82,040	3,643,898

The Walt Disney Co. (United States)*	11,203	1,148,308

Total Communication Services		7,618,955

Consumer Discretionary - 32.6%

Alibaba Group Holding, Ltd. (China)*	283,748	3,000,245

Eicher Motors, Ltd. (India)	6,210	251,470

H World Group Ltd., ADR (China)*	65,359	3,065,337

Haidilao International Holding, Ltd. (China)*,1	626,000	1,530,509

Hermes International (France)	330	716,455

Jubilant Foodworks, Ltd. (India)	183,010	1,003,683

Li Ning Co., Ltd. (China)	296,500	2,120,455

LVMH Moet Hennessy Louis Vuitton SE (France)	625	601,176

MakeMyTrip, Ltd. (India)*,2	48,709	1,141,739

Moncler SpA (Italy)	11,053	819,925

Sands China, Ltd. (Macau)*	1,518,490	5,438,350

Titan Co., Ltd. (India)	23,860	773,047

Trip.com Group, Ltd. (China)*	98,342	3,496,544

Tube Investments of India, Ltd. (India)	14,100	447,346

Yum China Holdings, Inc. (China)	55,278	3,381,908

Total Consumer Discretionary		27,788,189

Consumer Staples - 10.0%

Angel Yeast Co., Ltd., Class A (China)	181,650	1,050,608

By-health Co., Ltd., Class A (China)	219,361	756,291

The Estee Lauder Cos., Inc., Class A (United States)	4,940	1,218,797

Foshan Haitian Flavouring & Food Co., Ltd., Class A (China)	107,710	1,100,071

Kweichow Moutai Co., Ltd., Class A (China)	3,500	890,965

Wal-Mart de Mexico, S.A.B. de CV (Mexico)	191,070	770,146

Wuliangye Yibin Co., Ltd., Class A (China)	111,053	2,713,237

Total Consumer Staples		8,500,115

Financials - 24.0%

AIA Group, Ltd. (Hong Kong)	363,530	3,957,779

Banco Bradesco, S.A., ADR (Brazil)	232,200	650,160

Bank Central Asia Tbk PT (Indonesia)	676,800	418,839

China International Capital Corp., Ltd., Class H (China)[1]	1,583,700	3,327,771

Cholamandalam Investment and Finance Co., Ltd. (India)	43,000	459,618

East Money Information Co., Ltd., Class A (China)	107,729	251,050

HDFC Asset Management Co., Ltd. (India)[1]	20,117	434,844

	Shares	Value

HDFC Bank, Ltd., ADR (India)	52,573	$3,669,595

HDFC Life Insurance Co., Ltd. (India)[1]	172,320	1,118,705

Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	34,550	1,434,409

Kotak Mahindra Bank, Ltd. (India)	150,226	3,575,389

Mastercard, Inc., Class A (United States)	3,170	1,204,695

Total Financials		20,502,854

Health Care - 4.3%

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	106,412	906,612

CSPC Pharmaceutical Group, Ltd. (China)	1,541,600	1,569,807

Novo Nordisk A/S, Class B (Denmark)	7,364	1,225,035

Total Health Care		3,701,454

Industrials - 2.4%

Contemporary Amperex Technology Co., Ltd., Class A (China)	20,880	698,699

Copa Holdings, S.A., Class A (Panama)	8,045	726,624

Shenzhen Inovance Technology Co., Ltd., Class A (China)	73,000	652,335

Total Industrials		2,077,658

Information Technology - 13.3%

Beijing Kingsoft Office Software, Inc., Class A (China)	5,875	374,301

Infineon Technologies AG (Germany)	97,695	3,557,737

QUALCOMM, Inc. (United States)	27,724	3,238,163

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	254,500	4,167,589

Total Information Technology		11,337,790

Materials - 1.8%

Asian Paints, Ltd. (India)	21,928	780,382

Skshu Paint Co., Ltd., Class A (China)*	51,313	760,551

Total Materials		1,540,933

Total Common Stocks

(Cost $69,662,088)		83,067,948

	Principal Amount

Short-Term Investments - 2.5%

Joint Repurchase Agreements - 0.0%[3]

Bank of America Securities, Inc., dated 04/28/23, due 05/01/23, 4.820% total to be received $1,357 (collateralized by various U.S. Government Agency Obligations, 1.500% - 4.000%, 09/20/46 - 06/20/52, totaling $1,383)	$1,356	1,356

The accompanying notes are an integral part of these financial statements.

AMG GW&K Emerging Wealth Equity Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Repurchase Agreements - 2.5%

Fixed Income Clearing Corp. dated 04/28/23, due 05/01/23, 4.650% total to be received $2,117,820 (collateralized by a U.S. Treasury, 5.160%, 07/31/23, totaling $2,159,438)	$2,117,000	$2,117,000

Total Short-Term Investments
(Cost $2,118,356)		2,118,356

Value

Total Investments - 99.8%
(Cost $71,780,444)	$85,186,304

Other Assets, less Liabilities - 0.2%	190,160

Net Assets - 100.0%	$85,376,464

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of these securities amounted to $6,411,829 or 7.5% of net assets.

[2]

Some of this security, amounting to $1,130,300 or 1.3% of net assets, was out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Consumer Discretionary	$7,588,984	$20,199,205	—	$27,788,189

Financials	5,524,450	14,978,404	—	20,502,854

Information Technology	3,238,163	8,099,627	—	11,337,790

Consumer Staples	1,988,943	6,511,172	—	8,500,115

Communication Services	1,148,308	6,470,647	—	7,618,955

Health Care	—	3,701,454	—	3,701,454

Industrials	726,624	1,351,034	—	2,077,658

Materials	—	1,540,933	—	1,540,933

Short-Term Investments

Joint Repurchase Agreements	—	1,356	—	1,356

Repurchase Agreements	—	2,117,000	—	2,117,000

Total Investments in Securities	$20,215,472	$64,970,832	—	$85,186,304

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Emerging Wealth Equity Fund Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at April 30, 2023, was as follows:

Country	% of Long-Term Investments

Brazil	0.8

China	45.9

Denmark	1.5

France	1.6

Germany	4.3

Hong Kong	6.5

India	16.4

Indonesia	0.5

Italy	1.0

Macau	6.5

Mexico	0.9

Panama	0.9

Taiwan	5.0

United States	8.2

100.0

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small/Mid Cap Growth Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	22.2

Health Care	20.6

Information Technology	19.8

Consumer Discretionary	17.2

Financials	4.5

Energy	4.4

Materials	4.1

Real Estate	2.5

Consumer Staples	1.0

Short-Term Investments	4.2

Other Assets, less Liabilities	(0.5)

TOP TEN HOLDINGS

Security Name	% of Net Assets

HubSpot, Inc.	3.1

Manhattan Associates, Inc.	2.9

Atkore, Inc.	2.6

Five Below, Inc.	2.5

Texas Roadhouse, Inc.	2.2

Paylocity Holding Corp.	2.1

SiteOne Landscape Supply, Inc.	2.1

RBC Bearings, Inc.	2.1

Churchill Downs, Inc.	2.0

IDEX Corp.	1.9

Top Ten as a Group	23.5

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Shares	Value

Common Stocks - 96.3%

Consumer Discretionary - 17.2%

Bright Horizons Family Solutions, Inc.*	2,268	$172,640

Burlington Stores, Inc.*	3,598	693,730

Churchill Downs, Inc.	2,644	773,449

Five Below, Inc.*	4,779	943,184

Grand Canyon Education, Inc.*	5,348	634,808

Krispy Kreme, Inc.[1]	24,770	380,963

Lithia Motors, Inc.	1,376	303,945

LKQ Corp.	11,359	655,755

Pool Corp.	1,498	526,277

Revolve Group, Inc.*	15,540	320,901

Texas Roadhouse, Inc.	7,343	812,283

Vail Resorts, Inc.	1,120	269,382

Total Consumer Discretionary		6,487,317

Consumer Staples - 1.0%

Performance Food Group Co.*	6,259	392,377

Energy - 4.4%

ChampionX Corp.	19,105	517,363

Matador Resources Co.	12,015	589,096

Ovintiv, Inc.	7,540	272,043

SM Energy Co.	9,550	268,164

Total Energy		1,646,666

Financials - 4.5%

Evercore, Inc., Class A	3,165	361,032

Houlihan Lokey, Inc.	5,580	509,900

MarketAxess Holdings, Inc.	1,680	534,862

Pinnacle Financial Partners, Inc.	5,675	307,755

Total Financials		1,713,549

Health Care - 20.6%

Acadia Healthcare Co., Inc.*	8,910	644,104

Azenta, Inc.*	13,402	582,853

Bio-Rad Laboratories, Inc., Class A*	686	309,242

Catalent, Inc.*	11,756	589,211

Chemed Corp.	729	401,861

Crinetics Pharmaceuticals, Inc.*	19,105	373,312

CryoPort, Inc.*	7,978	167,857

Globus Medical, Inc., Class A*	9,680	562,795

Halozyme Therapeutics, Inc.*	12,969	416,694

HealthEquity, Inc.*	7,847	419,422

ICU Medical, Inc.*	968	183,087

Insmed, Inc.*	19,305	376,447

Integra LifeSciences Holdings Corp.*	7,524	416,228

	Shares	Value

Intra-Cellular Therapies, Inc.*	9,037	$561,650

Medpace Holdings, Inc.*	2,858	572,000

Neurocrine Biosciences, Inc.*	4,892	494,288

Phathom Pharmaceuticals, Inc.*,1	22,548	241,264

West Pharmaceutical Services, Inc.	1,256	453,717

Total Health Care		7,766,032

Industrials - 22.2%

Atkore, Inc.*	7,675	969,583

Booz Allen Hamilton Holding Corp.	4,122	394,558

CACI International, Inc., Class A*	1,627	509,772

Gibraltar Industries, Inc.*	7,259	363,240

Graco, Inc.	5,769	457,424

IDEX Corp.	3,416	704,789

Ingersoll Rand, Inc.	10,842	618,211

ITT, Inc.	4,524	382,006

Knight-Swift Transportation Holdings, Inc.	6,657	374,922

Paycor HCM, Inc.*	15,620	367,070

Paylocity Holding Corp.*	4,198	811,431

RBC Bearings, Inc.*,1	3,469	787,498

SiteOne Landscape Supply, Inc.*,1	5,413	799,717

SS&C Technologies Holdings, Inc.	4,715	276,016

The Toro Co.	5,188	540,901

Total Industrials		8,357,138

Information Technology - 19.8%

Cognex Corp.	13,896	662,700

CyberArk Software, Ltd. (Israel)*	4,177	520,454

The Descartes Systems Group, Inc. (Canada)*	6,547	518,391

Entegris, Inc.	8,450	633,074

Globant SA (Uruguay)*	4,186	656,658

HubSpot, Inc.*	2,799	1,178,239

MACOM Technology Solutions Holdings, Inc.*	6,200	361,708

Manhattan Associates, Inc.*	6,557	1,086,364

Power Integrations, Inc.	4,791	348,689

Rapid7, Inc.*	5,613	272,848

Silicon Laboratories, Inc.*	2,445	340,589

Tyler Technologies, Inc.*	981	371,828

Zebra Technologies Corp., Class A*	1,753	504,917

Total Information Technology		7,456,459

Materials - 4.1%

AptarGroup, Inc.	3,327	394,283

Avient Corp.	13,957	537,484

Eagle Materials, Inc.	1,331	197,267

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 4.1% (continued)

RPM International, Inc.	5,135	$421,224

Total Materials		1,550,258

Real Estate - 2.5%

EastGroup Properties, Inc., REIT	3,117	519,168

Sun Communities, Inc., REIT	3,193	443,603

Total Real Estate		962,771

Total Common Stocks

(Cost $38,109,279)		36,332,567

Rights - 0.0%

Health Care - 0.0%

Abiomed, Inc.*,2,3 (Cost $0)	1,175	0

	Principal Amount

Short-Term Investments - 4.2%

Joint Repurchase Agreements - 0.1%[4]

Bank of America Securities, Inc., dated 04/28/23, due 05/01/23, 4.820% total to be received $30,092 (collateralized by various U.S. Government Agency Obligations, 1.500% - 4.000%, 09/20/46 - 06/20/52, totaling $30,682)	$30,080	30,080

	Principal Amount	Value

Repurchase Agreements - 4.1%

Fixed Income Clearing Corp., dated 04/28/23, due 05/01/23, 4.650% total to be received $1,541,597 (collateralized by a U.S. Treasury, 5.160%, 07/31/23, totaling $1,571,851)	$1,541,000	$1,541,000

Total Short-Term Investments (Cost $1,571,080)		1,571,080

Total Investments - 100.5% (Cost $39,680,359)		37,903,647

Other Assets, less Liabilities - (0.5)%		(190,929)

Net Assets - 100.0%		$37,712,718

*	Non-income producing security.

[1]

Some of these securities, amounting to $971,067 or 2.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Security’s value was determined by using significant unobservable inputs.

[3]

This security is restricted and not available for re-sale. The Fund received Contingent Value Rights (“CVRs”) of Abiomed Inc (“ABIOMED”) from a corporate action where Johnson & Johnson acquired ABIOMED on December 23, 2022. The total value of this restricted security held is $0 which represents 0% of net assets.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT    Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$36,332,567	—	—	$36,332,567

Rights

Health Care	—	—	$0	—

Short-Term Investments

Joint Repurchase Agreements	—	$30,080	—	30,080

Repurchase Agreements	—	1,541,000	—	1,541,000

Total Investments in Securities	$36,332,567	$1,571,080	$0	$37,903,647

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2023, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period. The Level 3 rights were received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs. For the current period ended April 30, 2023, the change in unrealized appreciation (depreciation) was $0.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) April 30, 2023

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund
Assets:

Investments at value[1] (including securities on loan valued at $3,683,247, $646,514, $1,130,300, and $971,067, respectively)	$146,215,798	$21,627,484	$85,186,304	$37,903,647

Cash	792,023	546	289	7,082

Foreign currency[2]	—	90,792	188,581	—

Receivable for investments sold	—	—	—	80,641

Dividend and interest receivables	1,069,898	6,805	97,544	6,637

Securities lending income receivable	736	163	174	217

Receivable for Fund shares sold	12,143	—	73,400	13,294

Receivable from affiliate	12,295	8,033	3,315	7,395

Prepaid expenses and other assets	15,588	6,985	19,016	17,354

Total assets	148,118,481	21,740,808	85,568,623	38,036,267

Liabilities:

Payable upon return of securities loaned	2,286,237	175,916	1,356	30,080

Payable for investments purchased	—	—	—	215,773

Payable for Fund shares repurchased	282,596	—	2,239	16,317

Payable for foreign capital gains tax	—	—	31,932	—

Accrued expenses:

Investment advisory and management fees	35,941	9,793	39,298	19,270

Administrative fees	17,970	2,671	10,718	4,662

Distribution fees	419	54	132	4,467

Shareholder service fees	8,095	1,039	4,251	305

Other	52,678	55,321	102,233	32,675

Total liabilities	2,683,936	244,794	192,159	323,549

Commitments and Contingencies (Notes 2 & 7)	—	—	—	—

Net Assets	$145,434,545	$21,496,014	$85,376,464	$37,712,718

[1] Investments at cost	$161,258,577	$16,906,649	$71,780,444	$39,680,359

[2] Foreign currency at cost	—	$90,519	$192,089	—

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund

Net Assets Represent:

Paid-in capital	$166,198,424	$22,911,781	$99,261,804	$40,344,791

Total distributable loss	(20,763,879)	(1,415,767)	(13,885,340)	(2,632,073)

Net Assets	$145,434,545	$21,496,014	$85,376,464	$37,712,718

Class N:

Net Assets	$2,060,314	$258,950	$635,642	$30,302,819

Shares outstanding	226,958	31,413	55,376	2,200,961

Net asset value, offering and redemption price per share	$9.08	$8.24	$11.48	$13.77

Class I:

Net Assets	$142,083,671	$12,699,585	$54,310,578	$7,385,411

Shares outstanding	15,643,495	1,560,820	4,662,059	514,051

Net asset value, offering and redemption price per share	$9.08	$8.14	$11.65	$14.37

Class Z:

Net Assets	$1,290,560	$8,537,479	$30,430,244	$24,488

Shares outstanding	142,186	1,056,539	2,612,700	1,703

Net asset value, offering and redemption price per share	$9.08	$8.08	$11.65	$14.38

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended April 30, 2023

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund
Investment Income:

Dividend income	—	$206,577	$514,807	$92,536

Interest income	$2,386,905	12,468	28,339	27,867

Securities lending income	3,121	1,356	738	1,479

Foreign withholding tax	—	(25,080)	(26,270)	—

Total investment income	2,390,026	195,321	517,614	121,882

Expenses:

Investment advisory and management fees	218,301	56,131	232,959	106,245

Administrative fees	109,151	15,308	63,534	25,704

Distribution fees - Class N	2,409	296	726	25,431

Shareholder servicing fees - Class N	1,446	178	436	—

Shareholder servicing fees - Class I	46,626	5,293	24,368	1,770

Professional fees	26,906	20,003	21,201	13,309

Registration fees	15,517	6,302	16,861	10,546

Custodian fees	15,119	31,120	57,395	11,282

Reports to shareholders	11,902	3,665	10,367	3,900

Transfer agent fees	8,631	915	2,182	3,735

Trustee fees and expenses	5,625	695	3,255	1,235

Interest expense	—	108	—	—

Miscellaneous	4,212	1,853	3,543	1,951

Total expenses before offsets	465,845	141,867	436,827	205,108

Expense reimbursements	(66,082)	(47,202)	(30,090)	(37,389)

Expense reductions	—	—	—	(1,785)

Net expenses	399,763	94,665	406,737	165,934

Net investment income (loss)	1,990,263	100,656	110,877	(44,052)

Net Realized and Unrealized Gain:

Net realized gain (loss) on investments	(2,086,619)	64,202	28,290	(605,235)

Net realized loss on foreign currency transactions	—	(1,449)	(18,064)	—

Net change in unrealized appreciation/depreciation on investments	10,687,351	3,770,614	21,094,745	1,834,270

Net change in unrealized appreciation/depreciation on foreign currency translations	—	1,474	43,524	—

Net realized and unrealized gain	8,600,732	3,834,841	21,148,495	1,229,035

Net increase in net assets resulting from operations	$10,590,995	$3,935,497	$21,259,372	$1,184,983

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended April 30, 2023 (unaudited) and the fiscal year ended October 31, 2022

	AMG GW&K Core Bond ESG Fund		AMG GW&K Emerging Markets Equity Fund

	April 30, 2023	October 31, 2022	April 30, 2023	October 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$1,990,263	$3,058,570	$100,656	$373,577

Net realized gain (loss) on investments	(2,086,619)	(3,645,263)	62,753	(4,979,831)

Net change in unrealized appreciation/depreciation on investments	10,687,351	(30,052,410)	3,772,088	(11,629,398)

Net increase (decrease) in net assets resulting from operations	10,590,995	(30,639,103)	3,935,497	(16,235,652)

Distributions to Shareholders:

Class N	(23,681)	(76,235)	(8,907)	(2,402)

Class I	(1,959,211)	(7,327,695)	(449,111)	(249,212)

Class Z	(27,146)	(112,920)	(413,188)	(382,214)

Total distributions to shareholders	(2,010,038)	(7,516,850)	(871,206)	(633,828)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(4,862,989)	(16,283,055)	2,321,533	(25,653,747)

Total increase (decrease) in net assets	3,717,968	(54,439,008)	5,385,824	(42,523,227)

Net Assets:

Beginning of period	141,716,577	196,155,585	16,110,190	58,633,417

End of period	$145,434,545	$141,716,577	$21,496,014	$16,110,190

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2023 (unaudited) and the fiscal year ended October 31, 2022

	AMG GW&K Emerging Wealth Equity Fund		AMG GW&K Small/Mid Cap Growth Fund

	April 30, 2023	October 31, 2022	April 30, 2023	October 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$110,877	$(99,452)	$(44,052)	$(187,651)

Net realized gain (loss) on investments	10,226	(25,435,619)	(605,235)	687,666

Net change in unrealized appreciation/depreciation on investments	21,138,269	(37,885,410)	1,834,270	(10,773,348)

Net increase (decrease) in net assets resulting from operations	21,259,372	(63,420,481)	1,184,983	(10,273,333)

Distributions to Shareholders:

Class N	—	(10,519)	(496,550)	—

Class I	—	(417,335)	(126,577)	—

Class Z	—	(1,915,232)	(448)	—

Total distributions to shareholders	—	(2,343,086)	(623,575)	—

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(8,006,573)	(87,822,351)	5,606,154	(2,280,329)

Total increase (decrease) in net assets	13,252,799	(153,585,918)	6,167,562	(12,553,662)

Net Assets:

Beginning of period	72,123,665	225,709,583	31,545,156	44,098,818

End of period	$85,376,464	$72,123,665	$37,712,718	$31,545,156

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.56	$10.75	$10.90	$10.53	$9.67	$10.14

Income (loss) from Investment Operations:

Net investment income[1,2]	0.11	0.14	0.12	0.18	0.21	0.18

Net realized and unrealized gain (loss) on investments	0.52	(1.93)	(0.15)	0.37	0.86	(0.46)

Total income (loss) from investment operations	0.63	(1.79)	(0.03)	0.55	1.07	(0.28)

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.15)	(0.12)	(0.18)	(0.21)	(0.19)

Net realized gain on investments	—	(0.25)	—	—	—	—

Total distributions to shareholders	(0.11)	(0.40)	(0.12)	(0.18)	(0.21)	(0.19)

Net Asset Value, End of Period	$9.08	$8.56	$10.75	$10.90	$10.53	$9.67

Total Return[2,3]	7.36%[4]	(17.18)%	(0.27)%	5.31%	11.20%	(2.79)%

Ratio of net expenses to average net assets	0.88%[5]	0.88%	0.88%	0.88%	0.88%	0.88%

Ratio of gross expenses to average net assets[6]	0.97%[5]	0.95%	0.94%	0.96%	0.95%	0.93%

Ratio of net investment income to average net assets[2]	2.41%[5]	1.49%	1.12%	1.69%	2.10%	1.88%

Portfolio turnover	12%[4]	34%	62%	56%	48%	17%

Net assets end of period (000’s) omitted	$2,060	$1,716	$2,125	$1,905	$1,255	$502

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.56	$10.76	$10.90	$10.54	$9.67	$10.15

Income (loss) from Investment Operations:

Net investment income[1,2]	0.12	0.18	0.16	0.22	0.24	0.22

Net realized and unrealized gain (loss) on investments	0.52	(1.95)	(0.14)	0.36	0.88	(0.48)

Total income (loss) from investment operations	0.64	(1.77)	0.02	0.58	1.12	(0.26)

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.18)	(0.16)	(0.22)	(0.25)	(0.22)

Net realized gain on investments	—	(0.25)	—	—	—	—

Total distributions to shareholders	(0.12)	(0.43)	(0.16)	(0.22)	(0.25)	(0.22)

Net Asset Value, End of Period	$9.08	$8.56	$10.76	$10.90	$10.54	$9.67

Total Return[2,3]	7.54%[4]	(16.99)%	0.15%	5.55%	11.70%	(2.59)%

Ratio of net expenses to average net assets	0.55%[5]	0.55%	0.56%	0.55%	0.55%	0.56%

Ratio of gross expenses to average net assets[6]	0.64%[5]	0.62%	0.62%	0.63%	0.62%	0.61%

Ratio of net investment income to average net assets[2]	2.74%[5]	1.82%	1.44%	2.01%	2.42%	2.20%

Portfolio turnover	12%[4]	34%	62%	56%	48%	17%

Net assets end of period (000’s) omitted	$142,084	$137,806	$190,306	$202,363	$212,801	$264,795

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.56	$10.75	$10.90	$10.53	$9.67	$10.14

Income (loss) from Investment Operations:

Net investment income[1,2]	0.12	0.18	0.16	0.22	0.25	0.23

Net realized and unrealized gain (loss) on investments	0.53	(1.94)	(0.15)	0.38	0.87	(0.47)

Total income (loss) from investment operations	0.65	(1.76)	0.01	0.60	1.12	(0.24)

Less Distributions to Shareholders from:

Net investment income	(0.13)	(0.18)	(0.16)	(0.23)	(0.26)	(0.23)

Net realized gain on investments	—	(0.25)	—	—	—	—

Total distributions to shareholders	(0.13)	(0.43)	(0.16)	(0.23)	(0.26)	(0.23)

Net Asset Value, End of Period	$9.08	$8.56	$10.75	$10.90	$10.53	$9.67

Total Return[2,3]	7.57%[4]	(16.85)%	0.13%	5.73%	11.71%	(2.42)%

Ratio of net expenses to average net assets	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.48%

Ratio of gross expenses to average net assets[6]	0.57%[5]	0.55%	0.54%	0.56%	0.55%	0.53%

Ratio of net investment income to average net assets[2]	2.81%[5]	1.89%	1.52%	2.09%	2.50%	2.28%

Portfolio turnover	12%[4]	34%	62%	56%	48%	17%

Net assets end of period (000’s) omitted	$1,291	$2,195	$3,724	$3,812	$3,208	$5,005

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Emerging Markets Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$6.91	$10.30	$9.73	$9.52	$8.61	$10.11

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03	0.04	0.02	0.01	0.14	0.11

Net realized and unrealized gain (loss) on investments	1.64	(3.37)	0.96	0.70	1.04	(1.54)

Total income (loss) from investment operations	1.67	(3.33)	0.98	0.71	1.18	(1.43)

Less Distributions to Shareholders from:

Net investment income	(0.34)	(0.02)	(0.07)	(0.06)	(0.17)	(0.07)

Net realized gain on investments	—	(0.04)	(0.34)	(0.44)	(0.10)	—

Total distributions to shareholders	(0.34)	(0.06)	(0.41)	(0.50)	(0.27)	(0.07)

Net Asset Value, End of Period	$8.24	$6.91	$10.30	$9.73	$9.52	$8.61

Total Return[2,3]	24.41%[4]	(32.50)%	9.85%	7.55%	13.94%	(14.24)%

Ratio of net expenses to average net assets	1.27%[5]	1.29%[6]	1.27%[7]	1.34%	1.30%	1.27%

Ratio of gross expenses to average net assets[8]	1.73%[5]	1.46%	1.37%[7]	1.52%	1.30%	1.27%

Ratio of net investment income to average net assets[2]	0.64%[5]	0.47%	0.20%	0.13%	1.52%	1.12%

Portfolio turnover	19%[4]	46%	36%	40%	123%	24%

Net assets end of period (000’s) omitted	$259	$180	$414	$412	$520	$289

AMG GW&K Emerging Markets Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$6.84	$10.21	$9.69	$9.48	$8.60	$10.11

Income (loss) from Investment Operations:

Net investment income[1,2]	0.04	0.07	0.06	0.04	0.17	0.13

Net realized and unrealized gain (loss) on investments	1.63	(3.33)	0.95	0.69	1.04	(1.53)

Total income (loss) from investment operations	1.67	(3.26)	1.01	0.73	1.21	(1.40)

Less Distributions to Shareholders from:

Net investment income	(0.37)	(0.07)	(0.15)	(0.08)	(0.23)	(0.11)

Net realized gain on investments	—	(0.04)	(0.34)	(0.44)	(0.10)	—

Total distributions to shareholders	(0.37)	(0.11)	(0.49)	(0.52)	(0.33)	(0.11)

Net Asset Value, End of Period	$8.14	$6.84	$10.21	$9.69	$9.48	$8.60

Total Return[2,3]	24.70%[4]	(32.28)%	10.13%	7.91%	14.34%	(13.94)%

Ratio of net expenses to average net assets	0.97%[5]	0.99%[6]	0.95%[7]	1.01%	0.97%	0.99%

Ratio of gross expenses to average net assets[8]	1.43%[5]	1.16%	1.05%[7]	1.19%	0.97%	0.99%

Ratio of net investment income to average net assets[2]	0.94%[5]	0.77%	0.52%	0.47%	1.85%	1.40%

Portfolio turnover	19%[4]	46%	36%	40%	123%	24%

Net assets end of period (000’s) omitted	$12,700	$8,520	$24,571	$19,251	$24,100	$11,210

AMG GW&K Emerging Markets Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$6.80	$10.15	$9.64	$9.43	$8.56	$10.06

Income (loss) from Investment Operations:

Net investment income[1,2]	0.04	0.08	0.07	0.05	0.18	0.15

Net realized and unrealized gain (loss) on investments	1.62	(3.31)	0.93	0.69	1.02	(1.53)

Total income (loss) from investment operations	1.66	(3.23)	1.00	0.74	1.20	(1.38)

Less Distributions to Shareholders from:

Net investment income	(0.38)	(0.08)	(0.15)	(0.09)	(0.23)	(0.12)

Net realized gain on investments	—	(0.04)	(0.34)	(0.44)	(0.10)	—

Total distributions to shareholders	(0.38)	(0.12)	(0.49)	(0.53)	(0.33)	(0.12)

Net Asset Value, End of Period	$8.08	$6.80	$10.15	$9.64	$9.43	$8.56

Total Return[2,3]	24.74%[4]	(32.20)%	10.15%	8.01%	14.39%	(13.88)%

Ratio of net expenses to average net assets	0.87%[5]	0.89%[6]	0.87%[7]	0.94%	0.90%	0.87%

Ratio of gross expenses to average net assets[8]	1.33%[5]	1.06%	0.97%[7]	1.12%	0.90%	0.87%

Ratio of net investment income to average net assets[2]	1.04%[5]	0.87%	0.60%	0.53%	1.92%	1.52%

Portfolio turnover	19%[4]	46%	36%	40%	123%	24%

Net assets end of period (000’s) omitted	$8,537	$7,410	$33,648	$24,191	$31,727	$133,688

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense of 0.02% related to participation in the interfund lending program.

[7]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.01% for the fiscal year ended October 31, 2021.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Emerging Wealth Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.76	$13.41	$13.28	$11.93	$10.38	$12.94

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[3]	(0.05)	(0.09)	(0.04)	0.10	0.06

Net realized and unrealized gain (loss) on investments	2.72	(4.45)	0.22	1.72	1.95	(1.88)

Total income (loss) from investment operations	2.72	(4.50)	0.13	1.68	2.05	(1.82)

Less Distributions to Shareholders from:

Net investment income	—	—	—	(0.06)	(0.06)	(0.05)

Net realized gain on investments	—	(0.15)	—	(0.27)	(0.44)	(0.69)

Total distributions to shareholders	—	(0.15)	—	(0.33)	(0.50)	(0.74)

Net Asset Value, End of Period	$11.48	$8.76	$13.41	$13.28	$11.93	$10.38

Total Return[2,4]	31.05%[5]	(33.89)%	0.98%	14.37%	20.82%	(15.16)%

Ratio of net expenses to average net assets	1.30%[6]	1.30%[7]	1.22%	1.26%	1.37%[8]	1.45%[8,9]

Ratio of gross expenses to average net assets[10]	1.37%[6]	1.31%	1.22%	1.26%	1.37%[8]	1.45%[8]

Ratio of net investment income (loss) to average net assets[2]	(0.08)%[6]	(0.43)%	(0.59)%	(0.35)%	0.93%	0.49%

Portfolio turnover	18%[5]	63%	57%	37%	40%	37%

Net assets end of period (000’s) omitted	$636	$330	$967	$1,716	$2,007	$1,940

AMG GW&K Emerging Wealth Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.88	$13.55	$13.38	$12.03	$10.44	$12.96

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01	(0.01)	(0.05)	(0.01)	0.14	0.09

Net realized and unrealized gain (loss) on investments	2.76	(4.51)	0.22	1.73	1.96	(1.88)

Total income (loss) from investment operations	2.77	(4.52)	0.17	1.72	2.10	(1.79)

Less Distributions to Shareholders from:

Net investment income	—	—	—	(0.10)	(0.07)	(0.04)

Net realized gain on investments	—	(0.15)	—	(0.27)	(0.44)	(0.69)

Total distributions to shareholders	—	(0.15)	—	(0.37)	(0.51)	(0.73)

Net Asset Value, End of Period	$11.65	$8.88	$13.55	$13.38	$12.03	$10.44

Total Return[2,4]	31.19%[5]	(33.68)%	1.27%	14.63%	21.15%	(14.89)%

Ratio of net expenses to average net assets	1.00%[6]	1.00%[7]	0.93%	0.97%	1.08%[8]	1.19%[8,9]

Ratio of gross expenses to average net assets[10]	1.07%[6]	1.01%	0.93%	0.97%	1.08%[8]	1.19%[8]

Ratio of net investment income (loss) to average net assets[2]	0.22%[6]	(0.13)%	(0.30)%	(0.06)%	1.22%	0.75%

Portfolio turnover	18%[5]	63%	57%	37%	40%	37%

Net assets end of period (000’s) omitted	$54,311	$39,367	$41,453	$22,813	$6,328	$2,539

AMG GW&K Emerging Wealth Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.87	$13.52	$13.34	$11.99	$10.41	$12.97

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02	(0.00)[3]	(0.03)	0.01	0.15	0.11

Net realized and unrealized gain (loss) on investments	2.76	(4.50)	0.21	1.72	1.96	(1.89)

Total income (loss) from investment operations	2.78	(4.50)	0.18	1.73	2.11	(1.78)

Less Distributions to Shareholders from:

Net investment income	—	—	(0.00)[3]	(0.11)	(0.09)	(0.09)

Net realized gain on investments	—	(0.15)	—	(0.27)	(0.44)	(0.69)

Total distributions to shareholders	—	(0.15)	(0.00)[3]	(0.38)	(0.53)	(0.78)

Net Asset Value, End of Period	$11.65	$8.87	$13.52	$13.34	$11.99	$10.41

Total Return[2,4]	31.34%[5]	(33.61)%	1.37%	14.75%	21.34%	(14.87)%

Ratio of net expenses to average net assets	0.90%[6]	0.90%[7]	0.82%	0.86%	0.97%[8]	1.05%[8,9]

Ratio of gross expenses to average net assets[10]	0.97%[6]	0.91%	0.82%	0.86%	0.97%[8]	1.05%[8]

Ratio of net investment income (loss) to average net assets[2]	0.32%[6]	(0.03)%	(0.19)%	0.05%	1.33%	0.89%

Portfolio turnover	18%[5]	63%	57%	37%	40%	37%

Net assets end of period (000’s) omitted	$30,430	$32,427	$183,290	$185,755	$105,069	$60,443

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.02% and 0.07% for the fiscal years ended October 31, 2019 and 2018, respectively.

[9]	Includes reduction from broker recapture amounting to less than 0.01%.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$13.45	$17.67	$21.14	$17.02	$16.90	$15.30

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.08)	(0.17)	(0.17)	(0.08)	(0.12)

Net realized and unrealized gain (loss) on investments	0.61	(4.14)	7.74	4.29	0.20	1.72

Total income (loss) from investment operations	0.59	(4.22)	7.57	4.12	0.12	1.60

Less Distributions to Shareholders from:

Net realized gain on investments	(0.27)	—	(10.55)	—	—	—

Paid in capital	—	—	(0.49)	—	—	—

Total distributions to shareholders	(0.27)	—	(11.04)	—	—	—

Net Asset Value, End of Period	$13.77	$13.45	$17.67	$21.14	$17.02	$16.90

Total Return[2,3]	4.46%[4]	(23.88)%[5]	46.66%	24.27%	0.71%	10.46%

Ratio of net expenses to average net assets[6]	1.00%[7]	1.00%	1.17%	1.29%[8]	1.30%	1.31%

Ratio of gross expenses to average net assets[9]	1.23%[7]	1.25%	1.42%	1.60%	1.47%	1.43%

Ratio of net investment loss to average net assets[2]	(0.29)%[7]	(0.56)%	(0.91)%	(0.92)%	(0.48)%	(0.73)%

Portfolio turnover	11%[4]	23%	158%	126%	138%	161%

Net assets end of period (000’s) omitted	$30,303	$24,994	$37,471	$28,908	$30,717	$37,232

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$14.01	$18.39	$21.60	$17.35	$17.20	$15.54

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.01)	(0.06)	(0.15)	(0.14)	(0.05)	(0.09)

Net realized and unrealized gain (loss) on investments	0.64	(4.32)	7.98	4.39	0.20	1.75

Total income (loss) from investment operations	0.63	(4.38)	7.83	4.25	0.15	1.66

Less Distributions to Shareholders from:

Net realized gain on investments	(0.27)	—	(10.55)	—	—	—

Paid in capital	—	—	(0.49)	—	—	—

Total distributions to shareholders	(0.27)	—	(11.04)	—	—	—

Net Asset Value, End of Period	$14.37	$14.01	$18.39	$21.60	$17.35	$17.20

Total Return[2,3]	4.56%[4]	(23.82)%[5]	46.94%	24.48%	0.93%	10.68%

Ratio of net expenses to average net assets[6]	0.86%[7]	0.86%	1.02%	1.10%[8]	1.10%	1.10%

Ratio of gross expenses to average net assets[9]	1.09%[7]	1.11%	1.27%	1.41%	1.27%	1.22%

Ratio of net investment loss to average net assets[2]	(0.15)%[7]	(0.42)%	(0.76)%	(0.73)%	(0.28)%	(0.52)%

Portfolio turnover	11%[4]	23%	158%	126%	138%	161%

Net assets end of period (000’s) omitted	$7,385	$6,540	$6,612	$6,483	$14,608	$65,802

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,	For the fiscal period ended October 31,
Class Z		2022	2021[10]

Net Asset Value, Beginning of Period	$14.02	$18.39	$17.84

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.01)	(0.06)	(0.01)

Net realized and unrealized gain (loss) on investments	0.64	(4.31)	0.56

Total income (loss) from investment operations	0.63	(4.37)	0.55

Net realized gain on investments	(0.27)	—	—

Net Asset Value, End of Period	$14.38	$14.02	$18.39

Total Return[2,3]	4.56%[4]	(23.76)%[5]	3.08%[4]

Ratio of net expenses to average net assets[11]	0.81%[7]	0.81%	0.82%[7]

Ratio of gross expenses to average net assets[9]	1.04%[7]	1.06%	1.13%[7]

Ratio of net investment loss to average net assets[2]	(0.10)%[7]	(0.37)%	(0.49)%[7]

Portfolio turnover	11%[4]	23%	158%

Net assets end of period (000’s) omitted	$24	$12	$15

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Includes a non-recurring securities litigation gain. Had the Fund not received the payment total return would have been (24.68%), (24.53%) and (24.53%) for Class N, Class I and Class Z respectively.

[6]

Includes reduction from broker recapture amounting to 0.01% for the six months ended April 30, 2023, less than 0.01%, 0.01%, less than 0.01% and 0.01% for the fiscal years ended 2022, 2021, 2020 and 2019, respectively.

[7]	Annualized.

[8]	Includes interest expense of 0.01%.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Commencement of operations was on August 31, 2021.

[11]

Includes reduction from broker recapture amounting to 0.01% for the six months ended April 30, 2023, 0.01% for the fiscal year ended 2022 and less than 0.01% for the fiscal period ended October 31, 2021.

Notes to Financial Statements (unaudited)
April 30, 2023

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds, AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds and AMG Funds I are organized as Massachusetts business trusts, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG GW&K Core Bond ESG Fund (“Core Bond ESG”), AMG Funds: AMG GW&K Emerging Markets Equity Fund (“Emerging Markets Equity”) and AMG GW&K Emerging Wealth Equity Fund (“Emerging Wealth Equity”) and AMG Funds IV: AMG GW&K Small/Mid Cap Growth Fund (“Small/Mid Cap Growth”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

For the Funds, equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or,

if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the

Notes to Financial Statements (continued)

transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small/Mid Cap Growth had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended April 30, 2023, the impact on the expenses and expense ratios was $1,785 or 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income will normally be declared and paid monthly for Core Bond ESG and annually for Emerging Markets Equity, Emerging Wealth Equity and Small/Mid Cap Growth. Realized net capital gains distributions, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to net operating losses for Emerging Wealth Equity and Small/Mid Cap Growth. Temporary differences are primarily due to wash sale loss deferrals for all Funds, the deferral of qualified late year ordinary losses for Small/Mid Cap Growth, and mark to market on passive foreign investment companies for Emerging Markets Equity.

At April 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)

Core Bond ESG	$161,258,577	$275,503	$(15,318,282)	$(15,042,779)

Emerging Markets Equity	16,906,649	5,465,310	(744,475)	4,720,835

Emerging Wealth Equity	71,780,444	19,091,616	(5,685,756)	13,405,860

Small/Mid Cap Growth	39,680,359	2,761,332	(4,538,044)	(1,776,712)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Notes to Financial Statements (continued)

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2022, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Core Bond ESG	$2,158,393	$1,330,012	$3,488,405

Emerging Markets Equity	5,063,289	469,966	5,533,255

Emerging Wealth Equity	25,084,682	—	25,084,682

As of October 31, 2022, Small/Mid Cap Growth had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended October 31, 2023, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITAL STOCK

Each Trust’s Declaration of Trust or Trust Instrument, as applicable, authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2023 (unaudited) and the fiscal year ended October 31, 2022, the capital stock transactions by class for the Funds were as follows:

	Core Bond ESG				Emerging Markets Equity

	April 30, 2023		October 31, 2022		April 30, 2023		October 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	25,940	$230,631	22,776	$217,694	4,426	$37,724	4,865	$42,095

Shares issued in reinvestment of distributions	2,635	23,681	7,601	76,235	1,148	8,907	247	2,401

Shares redeemed	(2,107)	(18,732)	(27,512)	(279,182)	(235)	(1,844)	(19,283)	(154,135)

Net increase (decrease)	26,468	$235,580	2,865	$14,747	5,339	$44,787	(14,171)	$(109,639)

Class I:

Shares sold	775,761	$6,874,632	1,103,881	$10,593,164	388,122	$3,113,018	1,148,293	$10,979,868

Shares issued in reinvestment of distributions	209,116	1,880,804	700,717	7,022,680	55,983	428,270	9,086	87,225

Shares redeemed	(1,436,144)	(12,827,121)	(3,401,399)	(32,959,317)	(129,526)	(1,014,478)	(2,318,478)	(18,580,334)

Net increase (decrease)	(451,267)	$(4,071,685)	(1,596,801)	$(15,343,473)	314,579	$2,526,810	(1,161,099)	$(7,513,241)

Class Z:

Shares sold	5,496	$49,235	14,006	$139,190	172,617	$1,415,425	52,545	$454,281

Shares issued in reinvestment of distributions	3,021	27,146	11,298	112,920	54,430	413,125	40,063	382,197

Shares redeemed	(122,905)	(1,103,265)	(115,151)	(1,206,439)	(260,498)	(2,078,614)	(2,316,286)	(18,867,345)

Net decrease	(114,388)	$(1,026,884)	(89,847)	$(954,329)	(33,451)	$(250,064)	(2,223,678)	$(18,030,867)

Notes to Financial Statements (continued)

	Emerging Wealth Equity				Small/Mid Cap Growth

	April 30, 2023		October 31, 2022		April 30, 2023		October 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	21,471	$241,122	3,331	$38,813	386,851	$5,534,356	50,329	$758,167

Shares issued in reinvestment of distributions	—	—	832	10,519	36,604	484,632	—	—

Shares redeemed	(3,708)	(44,435)	(38,704)	(443,345)	(80,977)	(1,114,121)	(311,956)	(4,746,914)

Net increase (decrease)	17,763	$196,687	(34,541)	$(394,013)	342,478	$4,904,867	(261,627)	$(3,988,747)

Class I:

Shares sold	987,375	$11,581,927	4,020,886	$51,172,610	66,882	$978,149	168,904	$2,592,371

Shares issued in reinvestment of distributions	—	—	32,510	415,801	8,963	123,780	—	—

Shares redeemed	(758,824)	(8,003,160)	(2,679,906)	(30,270,347)	(28,506)	(412,841)	(61,724)	(883,953)

Net increase	228,551	$3,578,767	1,373,490	$21,318,064	47,339	$689,088	107,180	$1,708,418

Class Z:

Shares sold	22,145	$260,988	574,616	$7,156,896	829	$11,751	—	—

Shares issued in reinvestment of distributions	—	—	8,097	103,399	33	448	—	—

Shares redeemed	(1,063,998)	(12,043,015)	(10,481,116)	(116,006,697)	—	—	—	—

Net increase (decrease)	(1,041,853)	$(11,782,027)	(9,898,403)	$(108,746,402)	862	$12,199	—	—

At April 30, 2023, certain affiliated and unaffiliated shareholders of record individually or collectively held greater than 5% of the net assets of the Funds as follows: Emerging Markets Equity - two own 18%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2023, the market value of Repurchase Agreements outstanding for Core Bond ESG, Emerging Markets Equity, Emerging Wealth Equity and Small/Mid Cap Growth were $3,729,237, $712,916, $2,118,356 and $1,571,080, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the

Notes to Financial Statements (continued)

Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2023, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Core Bond ESG	0.30%

Emerging Markets Equity	0.55%

Emerging Wealth Equity	0.55%

Small/Mid Cap Growth	0.62%

The fee paid to GW&K for its services as Subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least March 1, 2024 for Core Bond ESG, Emerging Markets Equity, Emerging Wealth Equity, and Small/Mid Cap Growth, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Core Bond ESG, Emerging Markets Equity, Emerging Wealth Equity, and Small/Mid Cap Growth to 0.48%, 0.87%, 0.90%, and 0.82%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended April 30, 2023, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Core Bond ESG	$66,082	—

Emerging Markets Equity	47,202	—

Emerging Wealth Equity	30,090	—

Small/Mid Cap Growth	37,389	—

At April 30, 2023, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Core Bond ESG	Emerging Markets Equity	Emerging Wealth Equity

Less than 1 year	$150,321	$73,722	—

1-2 years	124,657	45,851	—

2-3 years	122,756	109,744	$41,446

Total	$397,734	$229,317	$41,446

Expiration Period	Small/Mid Cap Growth

Less than 1 year	$105,267

1-2 years	88,755

2-3 years	84,987

Total	$279,009

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may

Notes to Financial Statements (continued)

make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For Small/Mid Cap Growth, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The impact on the Class N annualized expense ratios for the six months ended April 30, 2023, were 0.25% for Core Bond ESG, Emerging Markets Equity, and Emerging Wealth Equity and 0.19% for Small/Mid Cap Growth.

For Class N of Core Bond ESG, Emerging Markets Equity and Emerging Wealth Equity and for each of the Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2023, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Core Bond ESG

Class N	0.15%	0.15%

Class I	0.10%	0.07%

Emerging Markets Equity

Class N	0.15%	0.15%

Class I	0.15%	0.10%

Emerging Wealth Equity

Class N	0.15%	0.15%

Class I	0.15%	0.10%

Small/Mid Cap Growth
Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2023, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended April 30, 2023 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Core Bond ESG	$2,092,995	7	$1,887	4.702%

Emerging Markets Equity	379,215	1	54	5.200%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Emerging Markets Equity	$707,027	1	$108	5.585%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2023, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Core Bond ESG	$11,125,428	$9,009,086

Emerging Markets Equity	4,787,990	3,722,240

Emerging Wealth Equity	14,494,767	23,700,105

Small/Mid Cap Growth	8,206,922	3,685,299

Core Bond ESG purchases and sales of U.S. Government obligations during the six months ended April 30, 2023 were $6,154,017 and $10,533,274, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified

Notes to Financial Statements (continued)

for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2023, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Core Bond ESG	$3,683,247	$2,286,237	$1,509,964	$3,796,201

Emerging Markets Equity	646,514	175,916	480,796	656,712

Emerging Wealth Equity	1,130,300	1,356	1,123,156	1,124,512

Small/Mid Cap Growth	971,067	30,080	956,325	986,405

The following table summarizes the securities received as collateral for securities lending at April 30, 2023:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Core Bond ESG	U.S. Treasury Obligations	0.125%-5.172%	06/30/23-11/15/51

Emerging Markets Equity	U.S. Treasury Obligations	0.125%-5.172%	06/30/23-11/15/51

Emerging Wealth Equity	U.S. Treasury Obligations	0.125%-5.172%	06/30/23-11/15/51

Small/Mid Cap Growth	U.S. Treasury Obligations	0.125%-5.172%	06/30/23-11/15/51

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. RISKS ASSOCIATED WITH INVESTMENT IN GREATER CHINA REGION

Emerging Markets Equity and Emerging Wealth Equity are particularly susceptible to risks in the Greater China region, and Taiwan, among other countries. Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. U.S. or foreign government restrictions or intervention could negatively affect the implementation of each Fund’s investment strategies, for example by precluding the Funds from making certain investments or causing the Funds to sell investments at disadvantageous times. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy may be adversely impacted by a slowdown in export growth. Each Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

7. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2023:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Core Bond ESG

Bank of America Securities, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—

Jefferies LLC	1,000,000	—	1,000,000	1,000,000	—

RBC Dominion Securities, Inc.	286,237	—	286,237	286,237	—

Fixed Income Clearing Corp.	1,443,000	—	1,443,000	1,443,000	—

Total	$3,729,237	—	$3,729,237	$3,729,237	—

Emerging Markets Equity

Bank of America Securities, Inc.	$175,916	—	$175,916	$175,916	—

Fixed Income Clearing Corp.	537,000	—	537,000	537,000	—

Total	$712,916	—	$712,916	$712,916	—

Emerging Wealth Equity

Bank of America Securities, Inc.	$1,356	—	$1,356	$1,356	—

Fixed Income Clearing Corp.	2,117,000	—	2,117,000	2,117,000	—

Total	$2,118,356	—	$2,118,356	$2,118,356	—

Small/Mid Cap Growth

Bank of America Securities, Inc.	$30,080	—	$30,080	$30,080	—

Fixed Income Clearing Corp.	1,541,000	—	1,541,000	1,541,000	—

Total	$1,571,080	—	$1,571,080	$1,571,080	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Product Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 22, 2023, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426

AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Bruce B. Bingham

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	043023 SAR069

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 6, 2023

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: July 6, 2023